IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	$ 81,379	$ 85,533
Total reinsured, Guarantee value	4,349	4,695
Total, net of reinsurance, Guarantee value	77,030	80,838
Total gross of reinsurance, Fund value	86,210	87,275
Total reinsured, Fund value	3,691	3,699
Total, net of reinsurance, Fund value	82,519	83,576
Total gross of reinsurance, Amount at risk	7,496	7,840
Total reinsured, Amount at risk	976	1,150
Total, net of reinsurance, Amount at risk	6,520	6,690
Guaranteed minimum income benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	4,277	4,629
Total gross of reinsurance, Fund value	3,642	3,696
Total gross of reinsurance, Amount at risk	837	998
Guaranteed minimum withdrawal benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	49,698	53,355
Total gross of reinsurance, Fund value	44,831	48,031
Total gross of reinsurance, Amount at risk	5,962	6,030
Guaranteed Minimum Accumulation Benefit 1 [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	18,436	17,994
Total gross of reinsurance, Fund value	18,918	18,362
Total gross of reinsurance, Amount at risk	8	10
Living benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	72,411	75,978
Total reinsured, Guarantee value	3,672	3,977
Total gross of reinsurance, Fund value	67,391	70,089
Total reinsured, Fund value	3,157	3,199
Total gross of reinsurance, Amount at risk	6,807	7,038
Total reinsured, Amount at risk	694	832
Death benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	8,968	9,555
Total reinsured, Guarantee value	677	718
Total gross of reinsurance, Fund value	18,819	17,186
Total reinsured, Fund value	534	500
Total gross of reinsurance, Amount at risk	689	802
Total reinsured, Amount at risk	$ 282	$ 318